Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 26, 2024
C000247041
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Enhanced Dividend Income ETF
Account Value	$ 11,507	$ 11,287	$ 11,039	$ 11,131	$ 11,478	$ 11,480	$ 11,184	$ 11,378	$ 11,013	$ 11,097	$ 10,951	$ 10,530	$ 10,354	$ 10,168	$ 9,868	$ 10,194	$ 9,994	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,466	11,862	11,160	11,236	11,907	12,064	11,737	12,024	11,357	11,461	11,222	10,956	10,824	10,449	9,956	10,380	10,056	10,000
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Account Value	$ 11,482	$ 11,185	$ 11,085	$ 11,269	$ 11,818	$ 11,884	$ 11,628	$ 11,375	$ 10,937	$ 10,992	$ 10,840	$ 10,533	$ 10,415	$ 10,234	$ 10,124	$ 10,263	$ 10,042	$ 10,000